Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments & Contingencies
Changes in warranty liabilities

Standard Warranty Liability

($ in millions)	2019	2018
Balance at January 1	$118	$152
Current period accruals	111	121
Accrual adjustments to reflect experience	(1)	(32)
Charges incurred	(115)	(123)
Balance at December 31	$113	$118

Extended Warranty Liability (Deferred Income)

($ in millions)	2019	2018
Balance at January 1	$533	$566
Revenue deferred for new extended warranty contracts	198	220
Amortization of deferred revenue	(253)	(240)
Other*	(2)	(13)
Balance at December 31	$477	$533
Current portion	$227	$271
Noncurrent portion	$250	$262

* Other consists primarily of foreign currency translation adjustments.